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                                                                         AXP(SM)
                                                                       Emerging
                                                                   Markets Fund

                                                             1999 ANNUAL REPORT
                                                           (PROSPECTUS ENCLOSED)


American
  Express(R)
 Funds

(picture of) compass

AXP Emerging Markets Fund seeks to provide shareholders with long-term capital growth.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)


AMERICAN
  EXPRESS(R)(logo)

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Expanding Your Opportunities

As free enterprise expands around the world, so do investment opportunities. Some of the most exciting ones can be found in the so-called "emerging markets" -- smaller economies located largely in Asia, Latin America and Eastern Europe. Attracted by their rapid growth potential, many aggressive investors have made these markets, which have a higher-than-average risk level, an integral part of their portfolios.


AXP EMERGING MARKETS FUND    (This annual report is not part of the prospectus.)
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Table of Contents

1999 ANNUAL REPORT

The purpose of this annual report is to tell investors how the Fund performed.

From the Chairman                                        4
From the Portfolio Manager                               4
Fund Facts                                               6
The 10 Largest Holdings                                  7
Making the Most of the Fund                              8
The Fund's Long-term Performance                         9
Independent Auditors' Report (Fund)                     10
Financial Statements (Fund)                             11
Notes to Financial Statements (Fund)                    14
Independent Auditors' Report (Portfolio)                19
Financial Statements (Portfolio)                        20
Notes to Financial Statements (Portfolio)               23
Investments in Securities                               28
Federal Income Tax Information                          36

1999 PROSPECTUS

The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.

The Fund                                              3p
Goal                                                  3p
Investment Strategy                                   3p
Risks                                                 4p
Past Performance                                      6p
Fees and Expenses                                     8p
Management                                            9p
Buying and Selling Shares                             9p
Valuing Fund Shares                                   9p
Investment Options                                   10p
Purchasing Shares                                    11p
Transactions through Third Parties                   14p
Sales Charges                                        14p
Exchanging/Selling Shares                            18p
Distributions and Taxes                              23p
Master/Feeder Structure                              25p
Financial Highlights                                 27p

(This annual report is not part of the prospectus.)        ANNUAL REPORT - 1999

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(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman

American Express(R) Funds held shareholder meetings in June 1999. Shareholders approved all of the proposals advanced by management. Among the proposals were:

o The election of Board members and the selection of KPMG LLP as independent auditors.

o Change in the Fund name from "IDS" to "AXP."

o A new shareholder service and distribution plan.

o A change in the investment management services agreement.

o Changes with respect to fundamental investment policies.

No other business was presented at the meeting, which was concluded by a report to shareholders from the Investment Department of American Express Financial Corporation.

Thanks to all of you for your effort in reviewing the proxy material and voting your proxies.

Arne H. Carlson


(picture of) Ian King
Ian King
Portfolio manager

From the Portfolio Manager

Rebounds in the stock markets of several smaller countries set the stage for an exceptionally strong period for AXP Emerging Markets Fund. During the past fiscal year -- November 1998 through October 1999 -- the Fund's Class A shares (before sales charge) generated a gain of 45.13%.

The period began with the emerging markets trying to recover from the devastation of a second bout of the so-called "Asian flu," the financial plague that resurfaced in the summer and early fall of 1998 and sent many foreign stock markets into a virtual free-fall. But, thanks in large part to three reductions in short-term interest rates by the Federal Reserve in the U.S., enough optimism returned to the emerging markets that the Fund was able to enjoy a substantial advance in November.

AXP EMERGING MARKETS FUND    (This annual report is not part of the prospectus.)

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Following a lackluster  winter,  the markets re-gained their positive  momentum.
Taking support from a rebound in commodity prices, particularly oil, as well as surging stock markets in the U.S. and, to a lesser degree, Europe, the advance quickly turned into a spectacular rally that produced double-digit returns in both March and April.

From that point, gains were tougher to come by, as rising interest rates and fear of potentially higher inflation in the U.S. kept the markets off balance much of the time. Still, thanks to sharp advances in June and October, the Fund managed to gain some ground over the final six months of the period.

A VARIETY OF WINNERS

Among the biggest contributions to performance during the year were Turkey, Mexico, South Korea, Thailand and Greece, each of which was well-represented in the Fund's portfolio. Investments in other markets made positive contributions as well, including Brazil, South Africa and Taiwan. The great majority of the assets was invested in emerging markets, with the modest remainder in cash and U.S. stocks.

As for changes to the portfolio, I substantially reduced the cash reserves at the outset of the fiscal year and put the extra funds to work in stocks. This strategy worked to the Fund's advantage over the ensuing months, when many emerging markets rallied. Late in the period, I began shifting more money into Taiwan and Brazil, where I expect stocks will benefit from healthier investment environments.

I also expect emerging markets as a whole to continue to experience considerable volatility in the new fiscal year. But underlying the ups and downs will be, I think, a positive undercurrent of economic improvement. Add to that the potential for a weaker dollar (which would enhance returns from investments in foreign markets), and I would say investors have reason to hold to an optimistic view.

Ian King


(This annual report is not part of the prospectus.)        ANNUAL REPORT - 1999

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Fund Facts

Class A -- 12-month performance
(All figures per share)

Net asset value (NAV)

Oct. 31, 1999                                                      $4.99
Oct. 31, 1998                                                      $3.44
Increase                                                           $1.55

Distributions -- Nov. 1, 1998 - Oct. 31, 1999

From income                                                        $0.01
From capital gains                                                 $  --
Total distributions                                                $0.01
Total return*                                                     +45.13%**

Class B -- 12-month performance
(All figures per share)

Net asset value (NAV)

Oct. 31, 1999                                                      $4.88
Oct. 31, 1998                                                      $3.39
Increase                                                           $1.49

Distributions -- Nov. 1, 1998 - Oct. 31, 1999

From income                                                        $  --
From capital gains                                                 $  --
Total distributions                                                $  --
Total return*                                                    +43.87%**

Class Y -- 12-month performance
(All figures per share)

Net asset value (NAV)

Oct. 31, 1999                                                      $4.99
Oct. 31, 1998                                                      $3.45
Increase                                                           $1.54

Distributions -- Nov. 1, 1998 - Oct. 31, 1999

From income                                                        $0.01
From capital gains                                                 $  --
Total distributions                                                $0.01
Total return*                                                    +45.29%**

* The prospectus discusses the effect of sales charges, if any, on the various classes.

**The total return is a hypothetical investment in the Fund with all distributions reinvested.


AXP EMERGING MARKETS FUND    (This annual report is not part of the prospectus.)

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The 10 Largest Holdings

                                               Percent            Value
                                          (of net assets)  (as of Oct. 31, 1999)

 Grupo Financiero Banamex Accival (Mexico)       3.31%         $12,628,986

 Korea Telecom (South Korea)                     3.05           11,639,099

 Taiwan Semiconductor Mfg (Taiwan)               2.90           11,087,258

 Samsung Electronics GDR (South Korea)           2.84           10,857,900

 Uniao de Bancos Brasileiros GDR (Brazil)        2.45            9,365,625

 Petroleo Brasileiro ADR (Brazil)                2.45            9,342,438

 Thai Farmers Bank (Thailand)                    2.35            8,966,697

 Yapi Kredit Finance (Turkey)                    2.31            8,809,531

 Telesp Participacoes (Brazil)                   2.25            8,608,222

 Compania de Telecomunicaciones
 de Chile ADR (Chile)                            2.24            8,564,426


Note: Certain foreign investment risks include: changes in currency exchange rates, adverse political or economic order, and lack of similar regulatory requirements followed by U.S. companies.

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart

The 10 holdings listed here make up 26.15% of net assets


(This annual report is not part of the prospectus.)        ANNUAL REPORT - 1999

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Making the Most of the Fund

BUILD YOUR ASSETS SYSTEMATICALLY

One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high. The chart below shows how dollar-cost averaging works. In these three hypothetical scenarios, you will see six months of share price fluctuations.

This strategy does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions even when the price of your shares fall or the market declines, it can be an effective way to accumulate shares to meet your long-term goals.

How dollar-cost averaging works

       Jan  Feb  Mar  Apr  May  Jun
$15                   $16  $18  $20
$10    $10  $12  $14
$ 5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      42.25                    $15                    $14.20
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10                      $10
$ 5         $8   $5   $5   $8

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      85.0                     $7.66                  $7.05
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10  $8   $6             $7
$ 5                   $4   $4

Accumulated shares*       Average market           Your average
                          price per share          cost per share

     103.5                    $6.50                    $5.80
-------------------------------------------------------------------------------
$100 invested per month. Total invested: $600.

*Shares purchased is determined by dividing the amount invested per month by the current share price.

THREE WAYS TO BENEFIT FROM A MUTUAL FUND:

o your  shares  increase  in value  when the  Fund's  investments  do well

o you receive capital gains when the gains on investments sold by the Fund exceed losses

o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. You potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.


AXP EMERGING MARKETS FUND    (This annual report is not part of the prospectus.)

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The Fund's Long-term Performance

How $10,000 has grown in AXP Emerging Markets Fund

$20,000
                                                    X  $9,679
                                                       AXP Emerging Markets Fund
                                                       Class A
$10,000
                         X MSCI Emerging
                           Markets Free Index

                                                  X  Lipper Emerging
                                                     Markets Fund Index
$9,500

12/1/96          10/97            10/98             10/99

Average annual total return (as of Oct. 31, 1999)

                 1 year               Since inception*

 Class A         +37.88%                   -0.81%
 Class B         +39.87%                   -0.88%
 Class Y         +45.29%                   +1.00%

*Inception date was Nov. 13, 1996.

Assumes: Holding period from 12/1/96 to 10/31/99. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund has a value of $24. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the MSCI Emerging Markets Free Index and the Lipper Emerging Markets Fund Index. In comparing AXP Emerging Markets Fund (Class A) to the two indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5%, while such charges are not reflected in the performance of the indexes.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the applicable sales charge, up to a maximum of 5%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

Morgan Stanley Capital International (MSCI) Emerging Markets Free Index is an unmanaged market capitalization-weighted index compiled from a composite of securities markets of 26 emerging market countries. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

Lipper Emerging Markets Fund Index, an unmanaged index published by Lipper Analytical Services, Inc., includes 31 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.


(This annual report is not part of the prospectus.)         ANNUAL REPORT - 1999

The  financial   statements   contained  in  Post-Effective   Amendment  #32  to
Registration Statement No. 33-25824 filed on or about December 27, 1999, are incorporated herein by reference.

Federal Income Tax Information

(Unaudited)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

AXP Emerging Markets Fund

Fiscal year ended Oct. 31, 1999

Class A

Income distribution taxable as dividend income, none qualifying for deduction by corporations.

Payable date                                            Per share

Dec. 23, 1998                                            $0.00554

Class Y

Income distribution taxable as dividend income, none qualifying for deduction by corporations.

Payable date                                            Per share

Dec. 23, 1998                                            $0.01221


AXP EMERGING MARKETS FUND    (This annual report is not part of the prospectus.)

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AMERICAN
  EXPRESS(R)
FUNDS

AXP Emerging Markets Fund
IDS Tower 10
Minneapolis, MN 55440-0010


Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

                                                              AMERICAN
                                                               EXPRESS(R) (logo)

                                                                S-6354 E (12/99)

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STATEMENT OF DIFFERENCES

Difference                                       Description

1)   The layout is different                     1)  Some of the layout in the
     throughout the annual report.                   annual report to
                                                     shareholders is in two
                                                     columns.

2)   There are pictures, icons                   2)  Each picture, icon and
     and graphs throughout the                       graph is described in
     annual report.                                  parentheses.